UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number            811-07447

                         Virtus Insight Trust

(Exact name of registrant as specified in charter)

101 Munson Street

                             Greenfield, MA 01301-9668

(Address of principal executive offices) (Zip code)

Kevin J. Carr, Esq.

Vice President, Chief Legal Officer, Counsel and Secretary for Registrant

100 Pearl Street

                             Hartford, CT 06103-4506

(Name and address of agent for service)

Registrant’s telephone number, including area code:  (800) 243-1574

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)
	SHARES		VALUE

PREFERRED STOCK—3.1%

Consumer Staples—3.1%
Companhia de Bebidas das Americas ADR, 2.57% (Brazil)	6,670,775	$	255,824

TOTAL PREFERRED STOCK (Identified Cost $247,720)			255,824

COMMON STOCKS—92.9%

Consumer Discretionary—6.4%
Bajaj Auto Ltd. (India)	1,385,228		43,975
Genting Malaysia Bhd (Malaysia)	72,740,600		94,176
Grupo Televisa S.A. Sponsored ADR (Mexico)	4,240,414		118,520
Kangwon Land, Inc. (South Korea)	2,686,670		71,249
Samsonite International SA (Luxembourg)	7,044,882		19,665
Sands China Ltd. (Hong Kong)	29,303,531		181,166

			528,751

Consumer Staples—36.9%
BIM Birlesik Magazalar A.S. (Turkey)	1,936,712		39,884
British American Tobacco Bhd (Malaysia)	2,413,978		47,546
British American Tobacco plc (United Kingdom)	9,944,317(3)		530,572
British American Tobacco plc (United Kingdom)	304,961(4)		16,176
Coca-Cola Femsa S.A.B. de C.V. Series L (Mexico)	1,605,449		20,238
Coca-Cola Femsa S.A.B. de C.V. Sponsored ADR (Mexico)	373,745		47,084
Coca-Cola Icecek AS (Turkey)	429,180		10,942
Colgate Palmolive India Ltd. (India)	1,652,099		32,720
CP ALL PCL (Thailand)	82,177,700		92,608
Dairy Farm International Holdings Ltd. (Bermuda)	3,182,636		32,176
Fomento Economico Mexicano S.A.B. de C.V. Sponsored ADR (Mexico)	1,985,080		192,731
Hindustan Unilever Ltd. (India)	26,233,332		262,920
ITC Ltd. (India)	68,445,914		372,159
LG Household & Health Care Ltd. (South Korea)	207,856		105,410
Nestle India Ltd. (India)	1,220,260		101,736
Orion Corp. (South Korea)	91,193		80,868
SABMiller plc (United Kingdom)	7,706,700		394,068
Souza Cruz S.A. (Brazil)	10,764,993		128,764
Thai Beverage PCL (Thailand)	174,912,300		76,682
Tiger Brands Ltd. (South Africa)	1,047,588		31,209
Tsingtao Brewery Co., Ltd. (China)	9,626,391		73,229
Unilever Indonesia Tbk PT (Indonesia)	32,708,975		85,162
United Spirits Ltd. (India)	538,902		21,806

	SHARES		VALUE

Consumer Staples—(continued)
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	102,098,437	$	267,229

			3,063,919

Energy—0.8%
Ecopetrol S.A. (Colombia)	21,121,940		48,531
Ecopetrol S.A. Sponsored ADR (Colombia)(6)	437,598		20,130

			68,661

Financials—29.6%
Axis Bank Ltd. (India)	3,347,800		53,895
Bangkok Bank plc (Thailand)	15,119,000		95,219
Bank Central Asia Tbk PT (Indonesia)	79,718,646		68,842
BB Seguridade Participacoes SA (Brazil)	2,007,421		19,800
BM&F Bovespa S.A. (Brazil)	37,871,590		212,572
DBS Group Holdings Ltd. (Singapore)	8,718,400		114,109
Grupo B.T.G. Pactual (Brazil)	3,643,601		45,654
Grupo Financiero Banorte S.A.B. de C.V. (Mexico)	1,682,900		10,486
Grupo Financiero Santander Mexico S.A.B. de C.V. ADR, B Shares (Mexico)	14,491,866		200,278
Housing Development Finance Corp. (India)	23,723,697		289,607
Housing Development Finance Corp. Bank Ltd. (India)	18,276,779		173,134
Housing Development Finance Corp. Bank Ltd. ADR (India)	2,999,833		92,335
HSBC Holdings plc (United Kingdom)	27,916,003		303,603
Kasikornbank PCL (Thailand)	16,393,974		92,504
Kotak Mahindra Bank Ltd. (India)	6,595,570		71,439
Link REIT (The) (Hong Kong)	20,223,666		99,216
Malayan Banking Bhd (Malaysia)	46,052,646		139,027
Public Bank Bhd (Malaysia)	24,164,800		131,518
Remgro Ltd. (South Africa)	7,458,472		144,114
Standard Chartered plc (United Kingdom)	3,110,129		74,568
Standard Chartered plc (United Kingdom)	392,617		9,486
Westlife Development Ltd. (India)(2)	2,736,300		17,492

			2,458,898

Health Care—3.1%
Bangkok Dusit Medical Services PCL (Thailand)	2,426,000		9,772
Cipla Ltd. (India)	13,741,976		94,935
Sun Pharmaceutical Industries Ltd. (India)	15,943,772		151,097

			255,804

Industrials—1.5%
Havells India Ltd. (India)	3,738,599		37,971

1

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)
	SHARES	VALUE

Industrials—(continued)
Promotora y Operadora de Infraestructura S.A.B.de C.V. (Mexico)(2)	1,173,990	$11,353
SM Investments Corp. (Philippines)	4,036,470	72,312

		121,636

Information Technology—4.0%
Cielo SA (Brazil)	5,584,751	151,216
Tata Consultancy Services Ltd. (India)	1,790,083	55,122
Totvs S.A. Com NPV (Brazil)	1,717,537	28,945
Yandex NV (Netherlands)	2,518,110	91,710

		326,993

Materials—4.9%
Asian Paints Ltd. (India)	8,993,355	65,972
Compania de Minas Buenaventura S.A. ADR (Peru)	1,090,937	12,775
Industrias Penoles S.A.B de C.V. (Mexico)	4,598,670	135,085
Randgold Resources Ltd. (Jersey)	859,147	61,908
Randgold Resources Ltd. ADR (Jersey)	820,948	58,722
Semen Gresik (Persero) tbk PT (Indonesia)	33,927,606	38,088
Sociedad Quimica y Minera de Chile S.A.
Sponsored ADR (Chile)	1,203,428	36,765

		409,315

Telecommunication Services—2.1%
Advanced Info Service PCL (Thailand)	5,983,000	48,774
MTN Group Ltd. (South Africa)	2,638,720	51,512
Telekomunikasi Indonesia Persero Tbk PT (Indonesia)	384,406,410	69,711

		169,997

Utilities—3.6%
NTPC Ltd. (India)(2)	9,607,955	22,629
Power Assets Holdings Ltd. (Hong Kong)	31,216,687	279,328

		301,957
TOTAL COMMON STOCKS (Identified Cost $7,590,413)		7,705,931
TOTAL LONG TERM INVESTMENTS—96.0%
(Identified cost $7,838,133)		7,961,755

SHORT-TERM INVESTMENTS—3.4%

Money Market Mutual Funds—3.4%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	283,954,086	283,954

	SHARES	VALUE

TOTAL SHORT-TERM INVESTMENTS
(Identified Cost $283,954)		283,954

SECURITIES LENDING COLLATERAL—0.2%

INVESCO Trust Short-Term InvestmentsTrust Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)(5)	20,438,840	$20,439
TOTAL SECURITIES LENDING COLLATERAL
(Identified Cost $20,439)		20,439

TOTAL INVESTMENTS—99.6%
(Identified Cost $8,142,526)		8,266,148(1)

Other assets and liabilities, net—0.4%		31,155

NET ASSETS—100.0%		$8,297,303

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Non-income producing.
(3)	Shares traded on Johannesburg exchange
(4)	Shares traded on London Exchange.
(5)	Represents security purchased with cash collateral received for securities on loan.
(6)	All or a portion of security is on loan.

2

Virtus Emerging Markets Opportunities Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
India	24%
United Kingdom	16
Mexico	12
Brazil	10
Hong Kong	7
Malaysia	5
Thailand	5
Other	21
Total	100%

† % of total investments as of September 30, 2013

3

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices

Equity Securities:
Preferred Stock	$255,824	$255,824
Common Stocks	7,705,931	7,705,931
Securities Lending Collateral	20,439	20,439
Short-Term Investments	283,954	283,954

Total Investments	$8,266,148	$8,266,148

Securities held by the fund with an end of period value of $4,695,272 were transferred from Level 2 into Level 1 based on our valuation procedures for non-U.S. securities.

There are no Level 2 (significant observable inputs) or Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—1.4%

U.S. Treasury Bills 0.020%, 10/1/13	$15,000	$15,000

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $15,000)		15,000

FEDERAL AGENCY SECURITIES—53.8%

FFCB
0.010%, 10/7/13(3)	10,000	10,000
0.162%, 10/7/13(2)	7,690	7,690
0.020%, 10/18/13(3)	15,070	15,070
0.149%, 10/25/13(2)	10,000	10,002
0.010%, 10/31/13(3)	20,000	20,000
FHLB
0.025%, 10/2/13	15,000	15,000
0.030%, 10/4/13(3)	14,500	14,500
0.015%, 10/9/13(3)	20,000	20,000
0.010%, 10/11/13(3)	9,000	9,000
0.122%, 10/14/13(2)	10,000	10,000
0.110%, 10/16/13(3)	5,000	5,000
0.005%, 10/18/13(3)	20,900	20,900
0.020%, 10/18/13(3)	5,000	5,000
0.025%, 10/23/13(3)	20,000	20,000
0.102%, 10/23/13(3)	10,000	9,999
0.100%, 10/25/13(3)	10,000	9,999
0.025%, 11/8/13(3)	6,000	6,000
0.100%, 11/8/13	10,000	10,000
0.070%, 11/20/13(3)	10,000	9,999
0.375%, 11/27/13	10,000	10,003
0.125%, 4/22/14(3)	7,000	6,998
0.140%, 5/20/14	10,000	9,999
0.160%, 6/30/14	10,000	9,999
0.190%, 7/22/14	10,250	10,250
0.250%, 7/25/14	11,000	11,000
FHLMC
0.005%, 10/15/13(3)	14,477	14,477
0.045%, 10/15/13(3)	10,700	10,700
0.110%, 10/15/13(3)	15,000	14,999
0.060%, 10/21/13(3)	10,000	10,000
0.110%, 10/22/13(3)	5,800	5,799
0.020%, 10/28/13	7,000	7,000
0.103%, 10/28/13(3)	11,420	11,419
0.875%, 10/28/13	13,000	13,007
0.375%, 10/30/13	15,000	15,003

	PAR VALUE	VALUE

0.020%, 11/1/13(3)	$10,000	$10,000
0.153%, 11/4/13(2)	15,000	15,000
0.110%, 11/13/13(3)	14,345	14,343
0.375%, 11/27/13	15,225	15,231
0.160%, 1/14/14(3)	3,000	2,998
1.375%, 2/25/14	22,019	22,131
FNMA
0.050%, 10/1/13(3)	16,500	16,500
1.125%, 10/8/13	11,571	11,573
0.110%, 10/16/13(3)	5,267	5,267
0.100%, 10/30/13(3)	11,389	11,388
0.130%, 12/2/13(3)	10,000	9,998
0.130%, 12/4/13(3)	10,000	9,998
0.750%, 12/18/13	5,000	5,006
1.350%, 2/24/14	10,000	10,049
0.875%, 8/28/14	10,000	10,064
Overseas Private Investment Corp.
0.130%, 10/4/13(10/20/17)(2)(4)(5)	2,500	2,500
0.130%, 10/5/13(6/15/17)(2)(4)(5)	15,000	15,000
0.130%, 10/5/13(06/28/28)(2)(4)(5)	8,640	8,640

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $584,498)		584,498

REPURCHASE AGREEMENTS—38.8%

Bank of America Corp. 0.100% dated 9/30/13 due 10/1/13, repurchase price $62,000 collateralized by U.S. TreasuryBond/Note 0.25% - 5.95%, 1/15/21 - 11/7/36 market value $63,241	62,000	62,000
Barclays Bank plc 0.060% dated 9/30/13 due 10/1/13, repurchase price $50,000 collateralized by U.S. TreasuryBond/Note 0.25%, 12/15/14 market value $51,000	50,000	50,000
Goldman Sachs & Co., 0.080% dated 9/30/13 due 10/1/13, repurchase price $210,349 collateralized by FNMA, 0.0125%-2.5%, 2/1/28-4/1/43 market value $214,556	210,349	210,349
Merrill Lynch, Pierce, Fenner & Smith 0.030% dated 9/30/13 due 10/1/13, repurchase price $100,001 collateralized by FHLB, FNMA 2.25- 2.37%, 12/15/14 market value $102,003	100,000	100,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $422,349)		422,349

1

Virtus Insight Government Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

MONEY MARKET MUTUAL FUNDS—6.0%

Goldman Sachs Financial Square Funds - Treasury Instruments Fund (seven-day effective yield 0.001%)	20,000,007	$20,000
INVESCO Trust Short-Term Investment Treasury Portfolio (The) - Institutional Shares (seven-day effective yield 0.020%)	45,001,348	45,001
TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $65,001)		65,001

TOTAL INVESTMENTS—100.0% (Identified Cost $1,086,848)		1,086,848(1)

Other assets and liabilities, net—0.0%		231

NET ASSETS—100.0%		$1,087,079

Abbreviation Legend

FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)	The rate shown is the discount rate.
(4)	The date shown represents next interest reset date.
(5)	Final maturity date.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Federal Agency Securities	$584,498	$—	$584,498
Repurchase Agreements	422,349	—	422,349
U.S. Government Securities	15,000	—	15,000
Equity Securities:
Money Market Mutual Funds	65,001	65,001	—

Total Investments	$1,086,848	$65,001	$1,021,847

There are no Level 3 (significant unobservable inputs) priced securities.

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

COMMERCIAL PAPER(6)—48.9%

Abbott Laboratories LLC 0.100%, 10/28/13	$	5,000	$	5,000
Commonwealth Bank of Australia
0.304%, 0/0/0		5,000		5,000
0.200%, 10/17/13		3,500		3,500
Erste Abwicklungsanstalt
0.180%, 10/23/13		5,000		4,999
0.200%, 11/12/13		5,000		4,999
0.240%, 12/2/13		5,000		4,998
General Electric Capital Corp. 0.230%, 1/24/14		5,000		4,996
HSBC Securities USA 0.282%, 10/7/13		5,000		5,000
IBM Corp. 0.040%, 10/7/13		5,000		5,000
Kells Funding LLC
0.100%, 10/8/13		5,400		5,400
0.220%, 3/25/14		5,000		4,995
Liberty Street Funding LLC
0.140%, 10/15/13		4,000		4,000
0.180%, 11/26/13		5,000		4,999
0.180%, 12/2/13		5,000		4,998
MetLife
0.120%, 10/11/13		4,269		4,269
0.180%, 10/28/13		6,500		6,499
National Rural Utilities Corp.
0.100%, 10/8/13		3,483		3,483
0.090%, 10/30/13		5,000		5,000
Nordea Bank 0.250%, 2/14/14		3,000		2,997
Nordea North America, Inc.
0.250%, 1/6/14		3,000		2,998
0.250%, 1/13/14		5,000		4,996
Old Line Funding LLC
0.240%, 10/15/13		5,000		4,999
0.240%, 12/2/13		4,000		3,998
Rabobank Nederland NV NY
0.301%, 12/3/13		5,000		5,000
0.270%, 12/18/13		5,000		5,000
Reckitt & Benckiser Treasury 0.410%, 3/10/14		3,000		2,995
Regency Markets No.1 LLC 0.150%, 10/21/13		14,000		13,999
Skandinav Enskilda Bank 0.290%, 12/3/13		7,000		6,996
Swedbank
0.220%, 11/1/13		5,000		4,999
0.220%, 11/6/13		5,000		4,999
0.230%, 12/4/13		3,000		2,999
Thunder Bay Funding
0.200%, 10/31/13		5,000		4,999

		PAR VALUE		VALUE
0.240%, 12/18/13	$	5,000	$	4,997
0.240%, 1/24/14		4,000		3,997
Toyota Motor Credit Corp. 0.240%, 4/8/14		5,000		4,994
Westpac Banking Corp. 0.319%, 10/21/13(2)		5,000		5,001
Westpac Banking Corp. 0.272%, 10/8/13		5,000		5,000

TOTAL COMMERCIAL PAPER (Identified Cost $183,098)				183,098

FEDERAL AGENCY SECURITIES—1.1%

FHLB 0.250%, 7/25/14		4,000		4,000

TOTAL FEDERAL AGENCY SECURITIES (Identified Cost $4,000)				4,000

MEDIUM TERM NOTES—1.3%

National Australian Bank 144A 0.865%, 11/12/13(144A )(3)		5,000		5,003

TOTAL MEDIUM TERM NOTES (Identified Cost $5,003)				5,003

CERTIFICATES OF DEPOSIT(2)—9.7%

Bank of Nova Scotia 0.270%, 8/8/14(2)		5,500		5,500
Rabobank Nederland NV NY 0.306%, 11/4/13		5,000		5,000
Royal Bank of Canada
0.310%, 2/3/14		6,000		6,000
0.300%, 2/28/14		5,000		5,000
Toronto Dominion Bank NY 0.250%, 10/24/13(2)		5,000		5,000
Toronto Dominion Bank NY 0.300%, 12/2/13		5,000		5,000
Toronto Dominion Bank 0.266%, 10/21/13		5,000		5,000

TOTAL CERTIFICATES OF DEPOSIT (Identified Cost $36,500)				36,500

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(4)—9.7%

Colorado—2.3%
Colorado Housing & Finance Authority 0.100%, 10/7/13(10/1/22(5))		8,730		8,730

				8,730

Connecticut—2.7%
State Health & Educational Facilities Authority, Yale University, Series V-1, 0.050%, 10/1/13(7/1/36(5))		10,000		10,000

				10,000

1

Virtus Insight Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

New York—2.0%
State Dormitory Authority, Royal Charter Properties Series A 0.070%, 10/7/13(11/15/36(5))	$	7,500	$	7,500

				7,500

Wyoming—2.7%
Sublette County, Pollution Control, Exxon Project 0.050%, 10/1/13(11/1/14(5))		10,000		10,000

				10,000

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $36,230)				36,230

REPURCHASE AGREEMENTS—19.9%

Goldman Sachs & Co. 0.080% dated 9/30/13 due 10/1/13, repurchase price $59,555 collateralized by FNMA, 3.00%- 3.50%, 10/1/25 - 7/1/42 market value $60,746		59,555		59,555
Merrill Lynch, Pierce, Fenner & Smith 0.10% dated 9/30/13 due 10/1/13, repurchase price $15,091 collateralized by U.S. Treasury Note, 0.00% - 6.25%, 12/27/13 - 7/15/32 market value $15,393		15,000		15,000

TOTAL REPURCHASE AGREEMENTS (Identified Cost $74,555)				74,555

		SHARES		VALUE

MONEY MARKET MUTUAL FUNDS—9.3%

Goldman Sachs Financial Square Fund- Institutional Share (seven-day effective yield 0.070%)		17,501,231		17,501
INVESCO Liquid Assets Portfolio (The) Institutional Shares (seven-day effective yield 0.070%)		17,502,000		17,502

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $35,003)				35,003

TOTAL INVESTMENTS—99.9% (Identified Cost $374,389)	374,389(1)

Other assets and liabilities, net—0.1%	249

NET ASSETS—100.0%	$374,638

Abbreviations:

FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation (“Freddie Mac”).
FNMA	Federal National Mortgage Association (“Fannie Mae”).

Footnote Legend:

(1)	Federal Income Tax Information: At September 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $5,003 or 1.3% of net assets.

(4)	The date shown represents next interest reset date.
(5)	Final maturity date.
(6)	The rate shown is the discount rate.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

		Total Value at September 30, 2013		Level 1 Quoted Prices		Level 2 Significant Observable Inputs

Debt Securities:
Certificates Of Deposit	$	36,500	$	—	$	36,500
Commercial Paper		183,098		—		183,098
Federal Agency Securities		4,000		—		4,000
Medium Term Notes		5,003		—		5,003
Repurchase Agreements		74,555		—		74,555
Variable Rate Demand Obligations - Municipal		36,230		—		36,230
Equity Securities:
Money Market Mutual Funds		35,003		35,003		—

Total Investments	$	374,389	$	35,003	$	339,386

There are no level 3 (Significant Unobservable Inputs) priced securities.

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

COMMERCIAL PAPER—6.1%

Maryland—2.7%
Johns Hopkins University 0.080%, 10/3/13	$	4,000	$	4,000

Michigan—3.4%
University of Michigan 0.070%, 10/15/13		5,000		5,000

TOTAL COMMERCIAL PAPER (Identified Cost $9,000)				9,000

VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL(2)(3)—88.5%

Connecticut—4.9%
State Health & Educational Facilities Authority, Yale University,
Series V-1, 0.050%, 10/1/13(7/1/36)		2,000		2,000
Series Y-2, 0.050%, 10/1/13(7/1/35)(4)		3,745		3,745
Series U-2, 0.050%, 10/7/13(7/1/33)		1,500		1,500
				7,245

Florida—1.9%
JEA Water & Sewer System, Series B-1, 0.080%, 10/7/13 (10/1/36(4))		2,800		2,800

Illinois—2.7%
State Finance Authority, Northwestern Memorial Healthcare Facilities Authority, Series C, 0.060%, 10/1/13 (8/15/32(4))		4,100		4,100

Indiana—3.4%
State Finance Authority, Ascension Series E-5, 0.070%, 10/7/13 (11/15/33(4))		5,000		5,000

Kansas—1.5%
State Department of Transportation, Series C-3 0.060%, 10/7/13 (9/1/19(4))		2,300		2,300

Maryland—8.7%
Montgomery County, Public Improvements, Series B, 0.060%, 10/1/13 (6/1/26(4))		7,000		7,000
State Economic Development Corp., Howard Medical Institute Series A, 0.070%, 10/7/13 (2/15/43(4))		6,000		6,000
				13,000

		PAR VALUE		VALUE

Mississippi—6.1%
County of Jackson , Port Facility, Chevron U.S.A, Inc. Project 0.030%, 10/1/13 (6/1/23(4))	$	2,700	$	2,700
Hospital Equipment & Facilities Authority, North Mississippi Health Services Series 97-1, 0.080%, 10/7/13 (5/15/27(4))		6,400		6,400
				9,100

Missouri—5.4%
State Health & Educational Facilities Authority, Washington University, Series A, 0.060%, 10/1/13(2/15/34)		1,250		1,250
Washington University, Series A-1, 0.060%, 10/1/13 (10/1/35)		4,120		4,120
St. Louis University, Series A-2, 0.030%, 10/1/13 (10/1/35)		2,630		2,630
				8,000

New York—17.5%
City of New York Series C, 0.070%, 10/1/13 (10/1/23(4))		7,400		7,400
City of New York, Municipal Water Finance Authority,
Water & Sewer Sub-Series B-2, 0.060%, 10/7/13(6/15/24)		1,600		1,600
Water & Sewer Sub-Series B-4, 0.060%, 10/7/13(6/15/23)		4,100		4,100
State Dormitory Authority, Royal Charter Properties Series A 0.070%, 10/7/13 (11/15/36(4))		8,000		8,000
Tompkins County Industrial Development Agency Civic Facility, Cornell University Project, Series A 0.050%, 10/7/13 (7/1/30(4))		4,900		4,900
				26,000

North Carolina—4.9%
City of Raleigh, 0.170%, 4/29/14 (6/1/34(4))		4,245		4,245
State Educational Facility Finance Agency, Duke University Project, Series A, 0.050%, 10/7/13 (6/1/27(4))		3,000		3,000
				7,245

Oregon—9.2%
Clackamas County Hospital Facility Authority, Legacy Health System,

1

Virtus Insight Tax-Exempt Money Market Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Oregon—(continued)
Series B, 0.080%, 10/7/13(6/1/37)	$	2,200	$	2,200
Series C, 0.080%, 10/7/13(6/1/37)		4,700		4,700
Series A, 0.060%, 10/7/13(6/1/37)		1,100		1,100
State of Oregon, Veterans Welfare,
Series 87-C, 0.060%, 10/1/13(6/1/28)		3,500		3,500
Series 88-B 0.060%, 10/1/13(12/1/41)		2,200		2,200

				13,700

Pennsylvania—3.4%
Commonwealth Housing Finance Agency, Building Development 0.070%, 10/7/13 (1/1/34(4))		5,000		5,000

Tennessee—0.7%
City of Chattanooga, Health, Educational and Housing Facility Board, Catholic Health Initiatives Series C, 0.070%, 10/7/13 (5/1/39(4))		1,000		1,000

Texas—10.5%
State Veterans Housing Assistance Program Fund 1, (VA Guaranteed) 0.090%, 10/7/13 (12/1/16(4))		8,465		8,465
University of Texas Revenues Financing System, Series B 0.050%, 10/7/13 (8/1/25(4))		5,700		5,700
University of Texas, Series A 0.040%, 10/7/13 (08/01/16(4))		1,500		1,500

				15,665

Utah—1.5%
City of Murray, Intermountain Healthcare Service, Inc. Series C, 0.060%, 10/1/13 (5/15/37(4))		2,200		2,200

Virginia—1.0%
Loudoun County Industrial Development Authority, Howard Hughes Medical Institute, Series A 0.060%, 10/7/13 (2/15/38(4))		1,500		1,500

Wyoming—5.2%
Lincoln County, Pollution Control Exxon Project, 0.050%, 10/1/13 (8/1/15(4))		2,800		2,800
Uinta County, Pollution Control, Chevron U.S.A., Inc. Project
0.050%, 10/1/13(12/1/22)		1,500		1,500

		PAR VALUE		VALUE

Wyoming—(continued)
Series 93, 0.030%, 10/1/13(8/15/20)	$	3,500	$	3,500

				7,800

TOTAL VARIABLE RATE DEMAND OBLIGATIONS - MUNICIPAL (Identified Cost $131,655)				131,655

		SHARES		VALUE

MONEY MARKET MUTUAL FUNDS—5.4%

Dreyfus Tax Exempt Cash Management Fund - Institutional Shares (seven-day effective yield 0.000%)		1,000,000		1,000
Goldman Sachs Financial Square Tax-Free Money Market Fund (seven-day effective yield 0.010%)		7,035,904		7,036

TOTAL MONEY MARKET MUTUAL FUNDS (Identified Cost $8,036)				8,036

TOTAL INVESTMENTS—100.0% (Identified Cost $148,691)				148,691(1)

Other assets and liabilities, net—0.0%				1

NET ASSETS—100.0%				$148,692

Abbreviations:

VA	Department of Veterans Affairs

Footnote Legend

(1)	Federal Income Tax Information: At September 30, 2013, the aggregate cost of securities was the same for book and federal income tax purposes.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)	The date shown represents next interest reset date.
(4)	Final maturity date.

2

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Commercial Paper	$9,000	$—	$9,000
Variable Rate Demand Obligations - Municipal	131,655	—	131,655
Equity Securities:
Money Market Mutual Funds	8,036	8,036	—

Total Investments	$148,691	$8,036	$140,655

There are no level 3 (Significant Unobservable Inputs) priced securities.

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

U.S. GOVERNMENT SECURITIES—5.9%

U.S. Treasury Note
0.250%, 3/31/15	$2,000	$2,001
0.250%, 5/31/15	2,000	2,000
0.625%, 4/30/18	3,000	2,916

TOTAL U.S. GOVERNMENT SECURITIES (Identified Cost $6,951)		6,917

MUNICIPAL BONDS—0.4%

California—0.4%
State of California 1.050%, 2/1/16	500	500

TOTAL MUNICIPAL BONDS (Identified Cost $501)		500

FOREIGN GOVERNMENT SECURITIES—0.7%

Commonwealth of Australia New South Wales Treasury Corp. Series 17 5.500%, 3/1/17	235AUD	236
Commonwealth of New Zealand Series 415, 6.000%, 4/15/15	360NZD	312
Kingdom of Norway Series 21 Treasury Bill, 0.000%, 12/18/13	485NOK	80
Russia Federation 144A 7.850%, 3/10/18(3)	5,000RUB	160
Russian Federation Series 6204 RUB, 7.500%, 3/15/18	2,350RUB	75

TOTAL FOREIGN GOVERNMENT SECURITIES (Identified Cost $916)		863

MORTGAGE-BACKED SECURITIES—34.7%

Agency—4.1%
FNMA
6.000%, 5/1/16	59	61
10.500%, 12/1/16	—(10)	—(10)
4.000%, 8/1/25	238	253
9.000%, 10/1/25	1	1
3.000%, 6/1/27	516	535
2.500%, 5/1/28	1,940	1,956
4.000%, 11/1/31	776	830
4.500%, 4/1/40	283	303
3.500%, 4/1/42	469	478
FNMA REMIC 97-70, PE (P.O.) 0.000%, 4/25/22	45	45
GNMA
7.000%, 7/15/23	3	3

	PAR VALUE	VALUE

Agency—(continued)
7.000%, 9/15/23	$2	$2
7.000%, 9/15/23	15	16
7.000%, 1/15/24	13	14
7.000%, 9/15/24	13	15
7.000%, 7/15/25	14	15
7.000%, 7/15/25	8	8
7.000%, 7/15/25	5	6
2.586%, 4/16/54	197	209

		4,750

Non-Agency—30.6%
A10 Securitization LLC 13-1, A, 144A 2.400%, 11/15/25(3)	475	473
American General Mortgage Loan Trust 09-1, A7, 144A 5.750%, 9/25/48(2)(3)	1,364	1,394
Banc of America (Merrill Lynch) Commercial Mortgage, Inc. 05-2, B 5.291%, 7/10/43(2)	185	193
Banc of America Funding Corp.
04-B, 2A1 5.452%, 11/20/34(2)	100	99
06-2, 3A1 6.000%, 3/25/36	77	77
Bank of America (Merrill Lynch) - Deutsche Bank 12-OSI, A2FX, 144A 3.352%, 4/13/29(3)	300	309
Bank of America Re-Remic Trust 12-CLRN, E, 144A 3.382%, 8/15/17(2)(3)	300	302
Bayview Commercial Asset Trust
08-1, A2A, 144A 1.179%, 1/25/38(2)(3)	172	169
08-1, A3, 144A 1.679%, 1/25/38(2)(3)	330	294
BCAP LLC Trust 06-RR1, PE 5.000%, 11/25/36	175	175
Bear Stearns Adjustable Rate Mortgage Trust 03-9, 4A1 4.772%, 2/25/34(2)	185	186
Bear Stearns Alternate Loan Trust 05-4, 24A1 2.711%, 5/25/35(2)	135	135
Bear Stearns Asset Backed Securities Trust 03-AC4. A 5.500%, 9/25/33(2)	543	552
Bear Stearns Commercial Mortgage Securities, Inc.
05-PW10, AM 5.449%, 12/11/40(2)	290	311
04-T14, A4 5.200%, 1/12/41(2)	648	653
04-PWR3, A4 4.715%, 2/11/41	301	302
06-PW13, AM 5.582%, 9/11/41(2)	970	1,061
07- PW15, RAM 5.363%, 2/11/44	460	467
07- PW17, A4 5.694%, 6/11/50(2)	830	934
07-PW18, A4 5.700%, 6/11/50	335	378

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Non-Agency—(continued)

Citigroup - Deutsche Bank Commercial Mortgage Trust
05-CD1, AM 5.393%, 7/15/44(2)	$400	$430
06-CD2, A4 5.484%, 1/15/46(2)	275	296
07-CD4, A4 5.322%, 12/11/49	275	304
Citigroup Commercial Mortgage 2.110%, 1/12/18	394	396
Countrywide Alternative Loan Trust
04-22CB, 1A1 6.000%, 10/25/34	563	574
04-24CB, 1A1 6.000%, 11/25/34	428	429
Credit Suisse Commercial Mortgage Trust 07-C2, A3 5.542%, 1/15/49(2)	165	183
Credit Suisse First Boston Mortgage Securities Corp. 03-27, 5A3 5.250%, 11/25/33	156	158
Deutsche Bank - UBS Mortgage Trust 11-LC3A, A2 3.642%, 8/10/44	350	369
Extended Stay America Trust 13-ESH7, A17, 144A 2.295%, 12/5/31(3)	800	787
Ford Credit Auto Owner Trust 11-A, A4 1.650%, 5/15/16	510	514
GMAC Commercial Mortgage Securities, Inc. 04- C3, A4 4.547%, 12/10/41	212	213
GMAC Mortgage Corp. Loan Trust 04-AR1, 12A 3.296%, 6/25/34(2)	389	397
Goldman Sachs Mortgage Securities Corp. II
07-EOP, G, 144A 2.790%, 3/6/20(2)(3)	600	601
07-EOP, H, 144A 3.300%, 3/6/20(2)(3)	170	171
07-GG10, A4 5.993%, 8/10/45	450	499
Greenwich Capital Commercial Funding Corp. 07- GG9, A4 5.444%, 3/10/39	475	526
Greenwich Capital Commercial Funding Corp. Commercial Mortgage Trust 07-GG11, A4 5.736%, 12/10/49	500	562
JPMorgan Chase Commercial Mortgage Securities Trust
13-ALC, A 144A 1.680%, 7/17/26(2)(3)	300	300
10-CNTR, A1, 144A 3.300%, 8/5/32(3)	476	498
06-LDP7, A4 6.056%, 4/15/45(2)	600	659
06-LDP9, A3 5.336%, 5/15/47	715	786
07-LDP10, AM 5.464%, 1/15/49(2)	280	281
JPMorgan Chase Mortgage Trust
04-A4, 2A1 2.463%, 9/25/34(2)	255	257
05-A4, 3A1 2.343%, 7/25/35(2)	201	199

	PAR VALUE	VALUE

Non-Agency—(continued)

Lehman Brothers - UBS Commercial Mortgage Trust
06-C6, A4 5.372%, 9/15/39	$500	$550
07-C2, A3 5.430%, 2/15/40	436	479
07-C6, A4 5.858%, 7/15/40(2)	1,000	1,098
07-C7, A3 5.866%, 9/15/45(2)	570	638
Lehman Brothers Commercial Mortgage Trust 07- C3, A4 6.081%, 7/15/44(2)	364	410
MASTR Alternative Loan Trust 03-8, 2A1 5.750%, 11/25/33	254	263
MASTR Alternative Loans Trust 04-10, 3A1 5.000%, 9/25/19	198	202
MASTR Asset Securitization Trust 04-6, 4A1 5.000%, 7/25/19	210	217
Merrill Lynch - Countrywide Commercial Mortgage Trust 06-4, A3 5.172%, 12/12/49(2)	615	671
Morgan Stanley Capital I Trust
06-T23, A2 5.750%, 8/12/41(2)	17	17
07-T27, A4 5.816%, 6/11/42(2)	515	582
06-IQ12, A4 5.332%, 12/15/43	615	674
07-IQ14, A4 5.692%, 4/15/49(2)	760	845
07-IQ14, AM 5.875%, 4/15/49(2)	428	437
Motel 6 Trust 12-MTLB, D, 144A 3.781%, 10/5/25(3)	185	179
ORES NPL LLC 12-LV1, A, 144A 4.000%, 9/25/44(3)	55	55
Residential Asset Securitization Trust
13-LT2, A, 144A 2.833%, 5/22/28(3)	181	181
04-QS8, A6 5.500%, 6/25/34	585	602
Residential Funding Mortgage Securities I, Inc. 05- S1, 1A2 5.500%, 2/25/35	291	292
Residential Funding Securities Corp. Trust 03- RM2, AII 5.000%, 5/25/18	127	130
S2 Hospitality LLC 12-LV1, A, 144A 4.500%, 4/15/25(3)	41	41
Sequoia Mortgage Trust 12-3, A1 3.500%, 7/25/42(2)	283	278
SMA Issuer I LLC 12-LV1, A, 144A 3.500%, 8/20/25(3)	47	47
Springleaf Mortgage Loan Trust 12-3A, A, 144A 1.570%, 12/25/59(2)(3)	214	212
Structured Adjustable Rate Mortgage Loan Trust 04-4, 3A2 2.551%, 4/25/34(2)	205	204

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Non-Agency—(continued)
Structured Asset Securities Corp.
03-AL1, A, 144A 3.357%, 4/25/31(3)	$	345	$	339
03-34A, 6A 2.708%, 11/25/33(2)		506		499
Structured Asset Securities Corp. Mortgage Pass- Through Certificates 03-33H, 1A1 5.500%, 10/25/33		519		531
SunTrust Adjustable Rate Mortgage Loan Trust 07-S1, 5A1 4.689%, 1/25/37(2)		87		86
Wachovia Bank Commercial Mortgage Trust
06-C25, AM 5.915%, 5/15/43(2)		275		298
07-C30, A5 5.342%, 12/15/43		600		664
07-C30, AM 5.383%, 12/15/43		500		532
07-C31, A4 5.509%, 4/15/47		1,010		1,106
07-C32, A3 5.936%, 6/15/49(2)		615		685
07-C33, A5 6.123%, 2/15/51(2)		79		90
Washington Mutual Mortgage Pass Through Certificates 03-S8, A2 5.000%, 9/25/18		239		247
Washington Mutual Mortgage Pass-Through Certificates 03-AR6, A1 2.440%, 6/25/33(2)		499		506
Wells Fargo Mortgage Backed Securities Trust
03-G, A1 2.490%, 6/25/33(2)		115		116
03-J, 5A1 2.554%, 10/25/33(2)		654		653
04-K, 1A2 2.615%, 7/25/34(2)		491		491
04-Z, 2A1 2.624%, 12/25/34(2)		303		306
05-14, 2A1 5.500%, 12/25/35		200		212
06-16, A5 5.000%, 11/25/36		211		217

				35,735

TOTAL MORTGAGE-BACKED SECURITIES (Identified Cost $40,628)				40,485

ASSET-BACKED SECURITIES—21.1%

Ally Auto Receivables Trust 10-2, A4 2.090%, 5/15/15		332		333
AmeriCredit Automobile Receivables Trust
11-5, A3 1.550%, 7/8/16		465		467
12-1, C 2.670%, 1/8/18		153		158
12-3, C 2.420%, 5/8/18		369		375
12-3, D 3.030%, 7/9/18		683		694
12-4, D 2.680%, 10/9/18		160		160
13-2, D 2.420%, 5/8/19		550		539
Ameriquest Mortgage Securities, Inc. 03-10, AF6 5.210%, 11/25/33		129		134

		PAR VALUE		VALUE

Asset Backed Funding Certificates 05-AQ1, A6 4.780%, 6/25/35(2)	$	80	$	82
Avis Budget Rental Car Funding LLC
(AESOP) 11-3A, A, 144A 3.410%, 11/20/17(3)		390		411
(AESOP) 12-3A, A, 144A 2.100%, 3/20/19(3)		540		539
Bayview Financial Acquisition Trust 07-A, 1A2 6.205%, 5/28/37(2)		510		547
Beacon Container Finance LLC 12-1A, A, 144A 3.720%, 9/20/27(3)		429		430
BXG Receivables Note Trust 12-A, A, 144A 2.660%, 12/2/27(3)		129		128
California Republic Auto Receivables Trust
12-1, B, 144A 1.760%, 1/16/18(3)		200		199
13-1, B, 144A 2.240%, 1/15/19(3)		340		341
CarMax Auto Owner Trust
12-1, A3 0.890%, 9/15/16		570		572
12-1, B 1.760%, 8/15/17		750		761
CarNow Auto Receivables Trust 13-1A, B, 144A 1.970%, 11/15/17(3)		430		427
Centerpoint Energy Transition Bond Co. LLC 12-1, A1 0.901%, 4/15/18		452		454
Centre Point Funding LLC 12-2A, 1, 144A 2.610%, 8/20/21(3)		300		301
CFC LLC 13 - 1A, B, 144A 2.750%, 11/15/18(3)		260		256
Chase Funding Trust 02-2, 1A5 02-2, 1A5 6.333%, 4/25/32(2)		205		210
Cheesecake Factory Holdings, Inc. 13-1A, A2, 144A 4.474%, 3/20/43(3)		263		262
Citibank Credit Card Issuance Trust
03-A10, A10 4.750%, 12/10/15		555		560
05-A2, A2 4.850%, 3/10/17		495		526
Citibank Omni Master Trust 09-A17, A17 144A 4.900%, 11/15/18(3)		510		534
Conseco Financial Corp. 97-3, A5 7.140%, 3/15/28		376		405
Cronos Containers Program Ltd. 12-2A, A, 144A 3.810%, 9/18/27(3)		378		382
Dominos Pizza Master Issuer LLC 12-1A, A2, 144A 5.216%, 1/25/42(3)		293		315
DT Auto Owner Trust 13-1A, C, 144A 2.730%, 2/15/19(3)		225		226
Exeter Automobile Receivables Trust
12-2A, C, 144A 3.060%, 7/16/18(3)		200		196
13-1A, C, 144A 3.520%, 2/15/19(3)		500		491

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE
Fairway Outdoor Funding LLC 12-1A, A2, 144A 4.212%, 10/15/42(3)	$	117	$	117
Fifth Third Auto Trust 1.210%, 4/15/19		360		357
Global Science Finance S.R.L. 13-1A, A, 144A 2.980%, 4/17/28(3)		288		279
Great America Leasing Receivables 13-1, A4, 144A 1.160%, 5/15/18(3)		415		415
GSAA Home Equity Trust 05-12, AF3W 4.999%, 9/25/35(2)		201		200
GSAA Trust 05-1, AF4 5.445%, 11/25/34(2)		443		470
Hertz Vehicle Financing LLC 11-1A, A2, 144A 3.290%, 3/25/18(3)		120		127
IMC Home Equity Loan Trust 97-5, A9 7.310%, 11/20/28		201		202
Marriott Vacation Club Owner Trust 12-1A, A 144A 2.510%, 5/20/30(3)		399		402
Master Credit Card Trust 12-2A, A 144A 0.780%, 4/21/17(3)		540		538
Origen Manufactured Housing Contract Trust 04- B, M1 5.730%, 11/15/35(2)		109		115
Residential Funding Mortgage Securities II Home Loan Trust
03-HS2, AIIB 0.429%, 6/25/28(2)		469		430
06-HI2, A3 5.790%, 2/25/36		179		182
07-HI1, A3 5.720%, 3/25/37		124		125
Santander Drive Auto Receivables Trust
11-2, B 2.660%, 1/15/16		300		302
12-4, C 2.940%, 12/15/17		430		438
12-2, D 3.870%, 2/15/18		400		412
12-6, C 1.940%, 3/15/18		355		352
12-3, C 3.010%, 4/16/18		375		385
12-5, C 2.700%, 8/15/18		150		151
12-6, D 2.520%, 9/17/18		450		445
13-3, C 1.810%, 4/15/19		300		295
Security National Mortgage Loan Trust 06-3A, A1 144A 0.459%, 1/25/37(2)(3)		237		231
Sierra Timeshare Receivables Funding, LLC
10-3A, B 144A 4.440%, 11/20/25(3)		140		144
11-1A, B 144A 4.230%, 4/20/26(3)		377		387
12-3A, A 144A 1.870%, 8/20/29(3)		210		210
13-1A, A 144A 1.590%, 11/20/29(3)		256		255
Silverleaf Finance XV LLC 12-D, A 144A 3.000%, 3/17/25(3)		118		119
SLM Corp. 12-C, A2 144A 3.310%, 10/15/46(3)		300		311

		PAR VALUE		VALUE
SNAAC Auto Receivables Trust 12-1A, A 144A 1.780%, 6/15/16(3)	$	62	$	63
Structured Asset Investment Loan Trust 2005-He1 05-HE1, M1 0.649%, 7/25/35(2)		300		276
Structured Asset Securities Corp.
01-SB1, A2 3.375%, 8/25/31		146		143
05-2XS, 2A2 1.683%, 2/25/35(2)		290		282
05-S7, A2 144A 0.479%, 12/25/35(2)(3)		257		245
SVO VOI Mortgage Corp.
10-AA, A 144A 3.650%, 7/20/27(3)		166		170
12-AA, A 144A 2.000%, 9/20/29(3)		146		145
TAL Advantage V LLC 13-1A, A 144A 2.830%, 2/22/38(3)		283		273
Tidewater Auto Receivables Trust 12-AA, B 144A 2.430%, 4/15/19(3)		150		149
Trinity Rail Leasing LP 03-1A, A 144A 5.640%, 10/12/26(3)		132		145
U-Haul S Fleet LLC 10-BT1A, 1 144A 4.899%, 10/25/23(3)		468		491
VFC LLC 13-1, A 144A 3.130%, 3/20/26(3)		250		250
Volvo Financial Equipment LLLC 13-1A, B 144A 1.240%, 8/15/19(3)		450		445
Wachovia Asset Securitization Issuance II LLC 07- HE2A, A 144A 0.309%, 7/25/37(2)(3)		407		345
Westgate Resorts LLC
12-2A, A 144A 3.000%, 1/20/25(3)		164		165
13-1A, A 144A 2.250%, 8/20/25(3)		215		214

TOTAL ASSET-BACKED SECURITIES (Identified Cost $24,691)				24,612

CORPORATE BONDS—30.5%

Consumer Discretionary—1.4%
CCO Holdings LLC (CCO Holdings Capital Corp.) 144A 5.250%, 3/15/21(3)		135		130
Daimler Finance North America LLC 144A 1.875%, 1/11/18(3)		150		149
DISH DBS Corp. 4.625%, 7/15/17		115		118
Dish DBS Corp. 4.250%, 4/1/18		165		166
DR Horton, Inc. 3.625%, 2/15/18		295		292
General Motors Co. 144A 3.500%, 10/2/18(3)		355		356
Sirius XM Radio, Inc. 144A 4.250%, 5/15/20(3)		205		192
Time Warner Cable, Inc. 6.750%, 7/1/18		215		240
Wyndham Worldwide Corp. 2.500%, 3/1/18		40		40

				1,683

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Staples—0.3%
Hawk Acquisition Sub, Inc. 144A 4.250%, 10/15/20(3)	$	251	$	240
Sigma Alimentos SA de CV 144A 5.625%, 4/14/18(3)		150		161
				401

Energy—0.8%
Gazprom OAO (Gaz Capital SA) 144A 4.950%, 5/23/16(3)(7)		200		211
QGOG Constellation SA 144A 6.250%, 11/9/19(3)		200		191
Rosneft Finance SA RegS 7.500%, 7/18/16(4)		105		117
Rosneft Oil Co. 144A 3.149%, 3/6/17(3)(7)		200		200
Sinopec Capital 2013 Ltd. 144A 1.875%, 4/24/18(3)		250		243
				962

Financials—17.6%
Air Lease Corp. 5.625%, 4/1/17		245		261
Aircastle Ltd. 6.250%, 12/1/19		175		186
Ally Financial, Inc. 4.750%, 9/10/18		295		294
American International Group, Inc.
2.375%, 8/24/15		90		92
3.375%, 8/15/20		225		225
American Tower Trust I 144A 1.551%, 3/15/18(3)		100		98
Associated Banc Corp. 5.125%, 3/28/16		90		97
Aviation Capital Group Corp. 144A 3.875%, 9/27/16(3)		70		71
Banco Bradesco SA
144A 4.125%, 5/16/16(3)		200		208
144A 4.500%, 1/12/17(3)		200		207
Banco Santander Brasil SA 144A 4.500%, 4/6/15(3)		325		332
Banco Santander Chile 144A 3.750%, 9/22/15(3)		225		233
Banco Votorantim SA 144A 5.250%, 2/11/16(3)		200		206
Bangkok Bank plc 144A 2.750%, 3/27/18(3)		250		246
Bank of America Corp. 5.490%, 3/15/19		66		72
Bank of India
144A 3.250%, 4/18/18(3)		300		287
144A 3.625%, 9/21/18(3)		225		213
Barclays Bank plc
5.200%, 7/10/14		100		104
144A 6.050%, 12/4/17(3)		100		111

		PAR VALUE		VALUE

Financials—(continued)
BBVA Banco Continental SA 144A 3.250%, 4/8/18(3)	$	230	$	225
Capital One Financial Corp. 6.150%, 9/1/16		625		696
Chubb Corp. (The) 6.375%, 3/29/67(2)		175		188
Citigroup, Inc.
0.528%, 6/9/16(2)		100		98
5.500%, 2/15/17		345		378
CNA Financial Corp. 5.850%, 12/15/14		175		185
CNH Capital LLC 3.625%, 4/15/18		250		250
Cooperative Centrale Raiffeissen-Boerenleenbank NV 2.125%, 10/13/15		415		425
Countrywide Financial Corp. 6.250%, 5/15/16		210		232
Denali Borrower LLC (Denali Finance Corp.) 144A 5.625%, 10/15/20(3)		75		73
DNB Bank ASA 144A 3.200%, 4/3/17(3)		550		576
DuPont Fabros Technology LP 144A 5.875%, 9/15/21(3)		235		236
Fifth Third Bancorp 4.500%, 6/1/18		150		162
Ford Motor Credit Co. LLC 5.750%, 2/1/21		400		443
General Electric Capital Corp.
5.625%, 5/1/18		365		419
4.650%, 10/17/21		170		181
General Motors Financial Co., Inc. 144A 4.750%, 8/15/17(3)		120		125
Genworth Holdings, Inc. 7.625%, 9/24/21		300		355
Goldman Sachs Group, Inc. (The)
5.625%, 1/15/17		735		810
7.500%, 2/15/19		50		60
HCP, Inc. 3.750%, 2/1/19		275		285
Health Care REIT, Inc. 4.700%, 9/15/17		200		218
Healthcare Realty Trust, Inc. 6.500%, 1/17/17		200		224
HSBC USA, Inc.
1.625%, 1/16/18		310		304
2.625%, 9/24/18		290		294
Huntington Bancshares, Inc. 7.000%, 12/15/20		70		83
Hutchison Whampoa International Ltd. Series 12, 144A 6.000% (2)(3)(5)(6)		280		294
Hyundai Capital Services, Inc. 144A 2.125%, 10/2/17(3)		60		60
ING US, Inc. 2.900%, 2/15/18		350		351
International Lease Finance Corp. 3.875%, 4/15/18		405		391
Intesa San Paolo SpA 3.125%, 1/15/16		200		200

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Financials—(continued)
Jefferies Group, Inc. 5.125%, 4/13/18	$	150	$	161
JPMorgan Chase & Co. 6.125%, 6/27/17		200		227
KeyCorp 5.100%, 3/24/21		185		204
Legg Mason, Inc. 5.500%, 5/21/19		140		153
Lincoln National Corp.
8.750%, 7/1/19		225		292
6.050%, 4/20/67(2)(5)		75		74
Macquarie Bank Ltd. 144A 2.000%, 8/15/16(3)		230		231
Metropolitan Life Global Funding I 144A 1.700%, 6/29/15(3)		230		233
Mizuho Corporate Bank Ltd. 144A 1.850%, 3/21/18(3)		200		195
Morgan Stanley 5.550%, 4/27/17		710		787
Nationstar Mortgage LLC 6.500%, 8/1/18		130		131
Penske Truck Leasing Co. LP (PTL Finance Corp.) 144A 2.875%, 7/17/18(3)		90		90
Phosagro OAO (Phosagro Bond Funding Ltd.) 144A 4.204%, 2/13/18(3)(7)		205		201
PNC Funding Corp. 5.625%, 2/1/17		10		11
Progressive Corp. (The) 6.700%, 6/15/37(2)		60		64
Prudential Financial, Inc.
4.750%, 9/17/15		100		107
3.000%, 5/12/16		255		267
8.875%, 6/15/38(2)(5)		100		121
QBE Insurance Group Ltd. 144A 2.400%, 5/1/18(3)		250		244
Russian Agricultural Bank OJSC (RSHB Capital SA) 144A 5.298%, 12/27/17(3)		200		206
Ryder System, Inc. 2.500%, 3/1/17		220		222
Santander Holdings USA, Inc. 3.000%, 9/24/15		20		21
Santander U.S. Debt S.A.U. 144A 3.724%, 1/20/15(3)		200		203
SBA Tower Trust 144A 2.933%, 12/15/17(3)		155		156
Sberbank of Russia (Sberbank CapItal SA) 144A 4.950%, 2/7/17(3)(7)		400		421
Skandinaviska Enskilda Banken AB 144A 1.750%, 3/19/18(3)		225		220
SLM Corp. 4.625%, 9/25/17		265		269
Societe Generale S.A. 144A 3.500%, 1/15/16(3)		225		235
Sun Merger Sub, Inc. 144A 5.250%, 8/1/18(3)		95		98
Swedbank AB 144A 1.750%, 3/12/18(3)		200		197
Telecom Italia Capital SA
6.175%, 6/18/14		65		67
7.175%, 6/18/19		50		55

		PAR VALUE		VALUE

Financials—(continued)
Turkiye Garanti Bankasi AS 144A 4.000%, 9/13/17(3)	$	225	$	219
Turkiye Is Bankasi 144A 3.750%, 10/10/18(3)		370		344
Union Bank NA 2.625%, 9/26/18		300		303
Ventas Realty LP (Ventas Capital Corp.)
4.000%, 4/30/19		125		131
2.700%, 4/1/20		152		145
VTB Bank OJSC (VTB Capital SA)
144A 6.465%, 3/4/15(3)(7)		100		106
144A 6.000%, 4/12/17(3)(7)		200		210
Wells Fargo & Co. 5.125%, 9/15/16		100		111
Willis Group Holdings plc 4.125%, 3/15/16		125		131
Willis North America, Inc. 6.200%, 3/28/17		40		44
Yapi ve Kredi Bankasi AS 144A 4.000%, 1/22/20(3)		225		201
Zions Bancorp 4.500%, 3/27/17		75		79
				20,551

Health Care—1.1%
Community Health Systems, Inc. (CHS) 5.125%, 8/15/18		90		92
Express Scripts Holding Co. 3.500%, 11/15/16		225		238
HCA, Inc. 6.500%, 2/15/20		325		353
Tenet Healthcare Corp.
144A 6.000%, 10/1/20(3)		80		82
144A 8.125%, 4/1/22(3)		290		303
Valeant Pharmaceuticals International, Inc. Escrow Corp. 144A 6.750%, 8/15/18(3)		165		177
Zoetis, Inc. 144A 1.875%, 2/1/18(3)		25		25
				1,270

Industrials—6.2%
America West Airlines Pass-Through-Trust
99-1, G 7.930%, 1/2/19		107		114
01-1, G 7.100%, 4/2/21		386		409
Atlas Air Pass-Through-Trust
99-1, A1 7.200%, 1/2/19		720		751
00-1, A 8.707%, 1/2/19		102		108
Continental Airlines Pass-Through-Trust
98-1, A 6.648%, 9/15/17		62		65
97-4, A 6.900%, 1/2/18		477		501
99-1, A 6.545%, 2/2/19		192		209
09-2, A 7.250%, 11/10/19		266		300

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE

Industrials—(continued)
01-1, A1 6.703%, 6/15/21	$134	$144
Delta Air Lines Pass-Through-Trust
09-1, A 7.750%, 12/17/19	521	605
12-1A, 1A 4.750%, 5/7/20	530	557
Deluxe Corp. 6.000%, 11/15/20	150	155
IPIC GMTN Ltd. RegS 3.750%, 3/1/17(4)	200	211
Northwest Airlines Pass-Through-Trust 02-1, G2 6.264%, 11/20/21	552	569
Sappi Papier Holding GmbH 144A 7.750%, 7/15/17(3)	200	209
Spirit Aerosystems, Inc. 7.500%, 10/1/17	170	177
Textron, Inc. 4.625%, 9/21/16	635	685
U.S. Airways Pass-Through-Trust
98-1 6.850%, 1/30/18	287	300
01-1G 7.076%, 3/20/21	147	154
UAL Pass-Through-Trust 09-2 9.750%, 1/15/17	857	974

		7,197

Information Technology—0.2%
Dun & Bradstreet Corp. (The) 3.250%, 12/1/17	200	202
Equinix, Inc. 4.875%, 4/1/20	88	86

		288

Materials—1.3%
Allegheny Technologies, Inc. 9.375%, 6/1/19	175	213
CRH America, Inc. 8.125%, 7/15/18	100	122
Gerdau Holdings, Inc. 144A 7.000%, 1/20/20(3)	200	213
International Paper Co. 9.375%, 5/15/19	125	165
Methanex Corp. 3.250%, 12/15/19	155	152
Nufarm Australia Ltd. 144A 6.375%, 10/15/19(3)	135	136
Turkiye Sise Ve Cam Fabrikalari AS 144A 4.250%, 5/9/20(3)	305	265
Vedanta Resources plc 144A 6.000%, 1/31/19(3)	200	191

		1,457

Telecommunication Services—0.8%
CenturyLink, Inc. 6.000%, 4/1/17	100	108
Qwest Corp. 6.500%, 6/1/17	100	113
Sprint Communications, Inc. 6.000%, 12/1/16	115	122
Sprint Corp. 144A 7.250%, 9/15/21(3)	235	238
Telefonica Emisiones SAU 3.192%, 4/27/18	195	192
Verizon Communications, Inc.
2.500%, 9/15/16	55	57
3.650%, 9/14/18	60	63

		PAR VALUE		VALUE

Telecommunication Services—(continued)
4.600%, 4/1/21	$	70	$	74

				967

Utilities—0.8%
Abu Dhabi National Energy Co. 144A 2.500%, 1/12/18(3)		200		196
Calpine Corp. 144A 7.500%, 2/15/21(3)		210		224
Israel Electric Corp. Ltd. 144A 5.625%, 6/21/18(3)		280		289
Korea Western Power Co., Ltd. 144A 3.125%, 5/10/17(3)		200		205

				914

TOTAL CORPORATE BONDS (Identified Cost $35,541)				35,690

LOAN AGREEMENTS—5.3%

Consumer Discretionary—2.2%
Allison Transmission Tranche B-3, 3.750%, 8/23/19		37		37
Boyd Gaming Corp. Tranche B, 4.000%, 8/14/20		191		191
Caesars Entertainment Operating Co., Inc. (Harrah’s Operating Company, Inc.) Tranche B-4, 9.500%, 10/31/16		143		143
Charter Communications Operations LLC Tranche F, 3.000%, 12/31/20		124		123
Chrysler Group LLC Tranche B, 4.250%, 5/24/17		230		232
CSC Holdings, Inc. (CSC Holdings, Inc. (Cablevision)) Tranche B, 2.679%, 4/17/20		159		157
Hilton Worldwide, Inc. (Hilton Hotels Corp.) Tranche B-2 0.000%, 9/23/20(8)		276		276
MGM Resorts International (MGM Grand Detroit LLC) Tranche B, 3.500%, 12/20/19		205		204
Nine Entertainment Group Ltd. (PBL Media Group Limited) Tranche B, 3.500%, 2/5/20		234		233
Penn National Gaming, Inc. Tranche B, 3.750%, 7/16/18		100		100
Phillips-Van Heusen Corp. Tranche B, 3.250%, 2/13/20		33		33
Pinnacle Entertainment, Inc. 3.750%, 8/13/20		60		60
Scientific Games International, Inc. 0.000%, 5/22/20(8)		190		188
Seminole Hard Rock Entertainment, Inc. (Seminole Hard Rock International LLC) Tranche B, 3.500%, 5/14/20		84		84

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Consumer Discretionary—(continued)
Seminole Tribe of Florida 3.000%, 4/29/20	$	200	$	200
Virgin Media Investment Holdings Ltd. Tranche B, 3.500%, 6/8/20		185		184
Zuffa LLC 4.500%, 2/25/20		79		79

				2,524

Consumer Staples—0.2%
Aramark Corp. Tranche D, 4.000%, 9/9/19		44		44
Del Monte Corp. 4.000%, 3/8/18		163		163
Heinz (H.J.) Co. Tranche B-2, 3.500%, 6/5/20		65		65

				272

Energy—0.1%
Chesapeake Energy Corp. 5.750%, 12/2/17		145		148
Fieldwood Energy LLC 7.125%, 9/28/18		34		34

				182

Financials—0.4%
Clipper Acquisitions Corp. 4.000%, 2/6/20		107		108
iStar Financial, Inc. 4.500%, 10/15/17		140		141
MIP Delaware LLC Tranche B-1, 4.000%, 3/9/20		122		122
RPI Finance Trust 4.000%, 11/9/18		122		122

				493

Health Care—0.6%
AMN Healthcare, Inc. Tranche B, 3.750%, 4/5/18		117		118
DaVita, Inc. Tranche B-2 4.000%, 11/1/19		86		87
Health Management Associates, Inc. Tranche B, 3.500%, 11/16/18		133		133
Hologic, Inc. Tranche B, 3.750%, 8/1/19		109		109
MedAssets, Inc. Tranche B, 4.000%, 12/13/19		12		12
Valeant Pharmaceuticals International, Inc. Escrow Corp.
Series D2, Tranche B, 3.750%, 2/13/19		164		164
Series C2, Tranche B 3.750%, 12/11/19		25		25
Warner Chilcott Corp.
(WC Luxco S.A.R.L.) Tranche B-3, 5.500%, 3/15/18		11		11
Tranche B-1, 5.500%, 3/15/18		14		14
Tranche B-1, 5.500%, 3/15/18		6		6

				679

Industrials—0.8%
American Airlines, Inc. Tranche B, 4.750%, 6/27/19		384		382

		PAR VALUE		VALUE

Industrials—(continued)
AWAS Finance Luxemborg SA Tranche 2012, 3.500%, 7/16/18	$	146	$	147
Delta Air Lines, Inc. Tranche B-1, 4.000%, 10/18/18		54		54
Envision Healthcare Corp. (Emergency Medical Services Corp.) 4.000%, 5/25/18		100		100
Garda Security Group, Inc. Tranche B, 5.750%, 11/13/19		52		52
TransDigm, Inc. Tranche C, 3.750%, 2/28/20		159		159
WireCo Worldgroup, Inc. 6.000%, 2/15/17		35		35

				929

Information Technology—0.5%
Activision Blizzard 0.000%, 7/26/20(8)		167		167
Dell, Inc. 0.000%, 3/24/20(8)		175		172
Genpact Ltd. 3.500%, 8/30/19		47		47
IMS Health, Inc. Tranche B-1, 3.750%, 9/1/17		74		75
Riverbed Technology, Inc. 4.000%, 12/18/19		34		34
Spansion LLC 5.250%, 12/13/18		59		59
SunGard Data Systems, Inc. (Solar Capital Corp.) Tranche E, 4.000%, 3/8/20		30		30

				584

Materials—0.3%
Fortescue Metals Group Ltd. (FMG Resources Ltd.) 2006, 5.250%, 10/18/17		77		78
Huntsman International LLC Extended Tranche B, 2.699%, 4/19/17		194		195
Pact Group (USA), Inc. 3.750%, 5/29/20		28		27

				300

Telecommunication Services—0.2%
Level 3 Financing, Inc. Tranche B, 4.000%, 1/15/20		127		127
Windstream Corp. Tranche B-4, 3.500%, 1/23/20		65		64

				191

TOTAL LOAN AGREEMENTS (Identified Cost $6,139)				6,154

		SHARES		VALUE

PREFERRED STOCK(2)—0.2%

Financials—0.2%
JPMorgan Chase & Co. Series 1, 7.90%		75,000(9)		81

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	SHARES	VALUE

Financials—(continued)
Wells Fargo & Co. Series K, 7.98%	175,000(9)	$193
TOTAL PREFERRED STOCK (Identified Cost $283)		274
TOTAL LONG TERM INVESTMENTS—98.8% (Identified cost $115,650)		115,495

SHORT-TERM INVESTMENTS—2.5%

Money Market Mutual Funds—2.5%
Fidelity Money Market Portfolio - Institutional Shares (Seven-day effective yield 0.090%)	2,899,565	2,900

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $2,900)		2,900

TOTAL INVESTMENTS—101.3% (Identified Cost $118,550)		118,395(1)

Other assets and liabilities, net—(1.3)%		(1,528)

NET ASSETS—100.0%		$116,867

Abbreviations:

FNMA	Federal National Mortgage Association (“Fannie Mae”).
GNMA	Government National Mortgage Association (“Ginnie Mae”)
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit

Foerign Currency:

AUD	Australian Dollar
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble

Footnote Legend:

(1)	Federal Income Tax Information : For tax information at September 30, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)

Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2013, these securities amounted to a value of $31,222 or 26.7% of net assets.

(4)	Regulation S security. Security is offered and sold outside of the United States, therefore, it is exempt from registration with the SEC under rules 903 and 904 of the Securities Act of 1933.
(5)	Interest payments may be deferred.
(6)	No contractual maturity date
(7)

This note was issued for the sole purpose of funding a loan agreement between the issuer and the borrower. As the credit risk for this security lies solely with the borrower, the name represented here is that of the borrower.

(8)	This loan will settle after September 30, 2013, at which time the interest rate based on the London Interbank Offered Rate (“LIBOR”), and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value (not reported in thousands).
(10)	Amount is less than $500.

Virtus Low Duration Income Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

Country Weightings †
United States	87%
Australia	1
Brazil	1
Canada	1
Cayman Islands	1
Luxembourg	1
Turkey	1
Other	7
Total	100%

† % of total investments as of September 30, 2013

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Asset-Backed Securities	$24,612	$—	$24,612
Corporate Bonds	35,690	—	35,690
Foreign Government Securities	863	—	863
Loan Agreements	6,154	—	6,154
Mortgage-Backed Securities	40,485	—	40,485
Municipal Bonds	500	—	500
U.S. Government Securities	6,917	—	6,917
Equity Securities:
Preferred Stock	274	—	274
Short-Term Investments	2,900	2,900	—

Total Investments	$118,395	$2,900	$115,495

There are no level 3 (Significant Unobservable Inputs) priced securities.

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

MUNICIPAL BONDS(3)—96.0%

Alabama—2.3%
City of Pell Special Care Facilities Financing Authority,
4.000%, 12/1/25	$	500	$	489
5.000%, 12/1/25		1,000		1,079
Jefferson County Limited Obligation, Series A 5.250%, 1/1/17		4,000		4,008

				5,576

Arizona—3.0%
City of Mesa, Excise Tax Revenue, 5.000%, 7/1/27		500		540
Maricopa County School District No. 6, Washington Elementary School, Series B 3.000%, 7/1/26		3,000		2,850
Northern Arizona University,
Speed-Stimulus Plan Economic Development 5.000%, 8/1/24		1,115		1,252
Speed-Stimular Plan Economic Development 5.000%, 8/1/25		2,290		2,529

				7,171

California—6.9%
City of Lodi, Wastewater System Certificates of Participation, Series A (NATL Insured) (Pre- refunded 10/1/14 @ $100) 5.500%, 10/1/18		1,535		1,616
M-S-R Energy Authority, Series C 6.500%, 11/1/39		1,655		1,911
Sacramento Municipal Utility District, Cosumnes Project, (NATL Insured) 5.125%, 7/1/29		2,000		2,093
South Gate Utility Authority, Water and Sewer System, (NATL, FGIC Insured) 0.000%, 10/1/19		1,385		1,081
State Educational Facilities Authority, University of Southern California, Series A 5.250%, 10/1/38		2,000		2,105
State of California 5.000%, 2/1/24		1,500		1,714
State of California,
Unrefunded Balance 2007 5.000%, 10/1/23		150		150
5.250%, 2/1/29		2,000		2,177
6.000%, 11/1/35		2,750		3,197

		PAR VALUE		VALUE

California—(continued)
State Public Works Board, Judicial Council Projects, Series A 5.000%, 3/1/27	$	500	$	541

				16,585

Colorado—6.9%
Public Authority For Colorado Energy, Natural Gas Purchase,
6.125%, 11/15/23		2,135		2,411
6.250%, 11/15/28		2,250		2,465
Regional Transportation District, Sales Tax, Series A 5.250%, 11/1/22		2,240		2,709
State Health Facilities Authority, Catholic Health Initiatives, Series D 6.250%, 10/1/33		650		731
State Public Highway Authority, E-470, Series B (NATL Insured) 0.000%, 9/1/29		665		277
University of Colorado, Enterprise System,
Series A 5.625%, 6/1/22		2,650		3,149
5.000%, 6/1/24		1,000		1,135
5.000%, 6/1/25		2,220		2,494
Series A 5.375%, 6/1/38		1,000		1,078

				16,449

Connecticut—1.2%
City of Hartford,
Series A 5.000%, 4/1/27		1,650		1,782
Series B 5.000%, 4/1/27		1,000		1,080

				2,862

District of Columbia—1.8%
Metropolitan Washington Airports Authority, Dulles Airport Metrorail,
Second Lien Sr. Series B (AGC Insured) 0.000%, 10/1/36		2,000		530
Second Lien Series C (AGC Insured) 0.000%, 10/1/41		4,000		3,655

				4,185

Florida—4.6%
Brevard County Health Facilities Authority, Health First, Inc. Project 7.000%, 4/1/39		1,050		1,137
City of Miami Beach, Stormwater Revenue, Series A 5.250%, 9/1/23		1,265		1,408
Miami-Dade County Expressway Authority, Series A 5.000%, 7/1/27		2,500		2,679

1

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

Florida—(continued)
Miami-Dade County,
Educational Facilities Authority, University of Miami, Series A 5.250%, 4/1/18	$	1,000	$	1,093
Aviation, Series B 5.000%, 10/1/24		2,425		2,647
State Department of Transportation, Series A (AGM Insured) 5.000%, 7/1/32		2,000		2,092

				11,056

Georgia—2.0%
Athens-Clarke Counties Unified Government, Water and Sewer Authority 5.625%, 1/1/28		1,500		1,695
DeKalb County, Water & Sewer, Series A 5.250%, 10/1/26		2,750		3,083

				4,778

Idaho—0.6%
State Housing & Finance Association, Federal Highway, Series A 4.500%, 7/15/29		1,500		1,536

Illinois—9.7%
Chicago Park District, Series A (NATL, FGIC Insured) 5.000%, 1/1/31		1,775		1,790
City of Chicago IL O’hare International Airport Revenue 5.000%, 1/1/21		1,250		1,384
City of Chicago,
O’Hare International Airport, Pasenger Facilities Charge, Series A 5.000%, 1/1/20		750		848
Wastewater Transmission, Second Lien 5.000%, 1/1/22		1,000		1,104
DeKalb County, Community Unit School District No. 428 0.000%, 1/1/30		1,000		420
Metropolitan Pier & Exposition Authority, McCormick Place, Series B (AGM Insured) 0.000%, 6/15/26		1,000		552
State Development Finance Authority, DePaul University, Series C 5.625%, 10/1/20		1,000		1,054
State Finance Authority,
KishHealth System, 4.750%, 10/1/18		700		750
Loyola University, Series A (XLCA Insured) 5.000%, 7/1/22		1,000		1,036
University of Chicago, Series A (Pre-refunded 7/1/14 @ $100) 5.000%, 7/1/26		1,000		1,036
Art Institute of Chicago, Series A 6.000%, 3/1/38		1,875		1,984

		PAR VALUE		VALUE

Illinois—(continued)
Rush University Medical Center, Series A 7.250%, 11/1/38	$	1,050	$	1,219
State of Illinois, Sales Tax, 5.000%, 6/15/23		3,250		3,359
State Toll Highway Authority,
Series A-1 (AGM Insured) 5.000%, 1/1/21		3,050		3,345
Series A-1 (AGM Insured) 5.000%, 1/1/24		1,015		1,103
University of Illinois, Auxiliary Facilities System, Series A
5.500%, 4/1/31		1,540		1,665
5.125%, 4/1/36		500		516

				23,165

Indiana—3.8%
Indiana University,
(AMBAC Insured) (Pre-refunded 11/15/14 @ $100) 5.250%, 11/15/17		1,055		1,115
Series A 5.250%, 6/1/23		1,320		1,548
Indianapolis Local Public Improvement Bond Bank, Series K, 5.000%, 6/1/19		2,500		2,828
State Finance Authority, 4.000%, 2/1/32		1,000		985
Wayne Township School District, Marion County School Building Corp., (NATL, FGIC) 5.000%, 7/15/24		2,535		2,670

				9,146

Iowa—1.1%
State of Iowa, Prison Infrastructure Funding, 5.000%, 6/15/27		2,250		2,500

Louisiana—1.4%
Stadium & Exposition District,
Series A 5.000%, 7/1/24		1,000		1,111
Series A 5.000%, 7/1/25		1,000		1,094
State of Louisiana, Local Government Environmental Facilities & Community Development Authority, 5.000%, 12/1/21		1,000		1,145

				3,350

Maine—1.4%
City of Portland,
General Airport Revenue, 5.000%, 7/1/26		1,000		1,025
General Airport Revenue, 5.000%, 7/1/29		580		577
General Airport Revenue, 5.000%, 7/1/30		770		760

2

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

	PAR VALUE	VALUE
Maine—(continued)
State Health & Higher Educational Facilities Authority, Eastern Maine Medical Center, 5.000%, 7/1/24	$1,000	$1,049

		3,411

Maryland—1.9%
City of Baltimore, Convention Center, Sr. Series A (XLCA Insured)
5.250%, 9/1/22	400	402
5.250%, 9/1/23	1,500	1,500
State Health & Higher Educational Facilities Authority, Anne Arundel County Health System, Series A 6.750%, 7/1/29	2,015	2,349
5.000%, 7/1/32	250	257

		4,508

Massachusetts—2.0%
Commonwealth Bay Transportation Authority, Series A 5.000%, 7/1/22	1,000	1,194
Commonwealth Development Finance Agency, Partners HealthCare, Series L 5.000%, 7/1/25	1,525	1,701
Commonwealth School Building Authority, 5.000%, 8/15/20	1,500	1,779

		4,674

Michigan—2.9%
City of Detroit,
Water Supply System, Sr. Lien Series A (AGM insured) 5.000%, 7/1/23	4,750	4,761
Sewer Disposal, Sr. Lien Series B (AGM Insured) 7.500%, 7/1/33	1,000	1,073
State of Michigan, Highway Improvements, (AGM Insured) 5.250%, 9/15/19	1,015	1,153

		6,987

Missouri—3.7%
Clarence Cannon Wholesale Water Commission, Series A (NATL Insured) 5.000%, 5/15/17	1,000	1,077
Metropolitan St. Louis District Sewer, Series A 5.750%, 5/1/38	2,000	2,186
State Highway & Transportation Commission, 5.000%, 2/1/19	4,695	5,515

		8,778

	PAR VALUE	VALUE
Nebraska—0.5%
University of Nebraska - Lincoln, Series A 5.000%, 7/1/22	$1,000	$1,132

Nevada—0.5%
Las Vegas Valley Water District, Series B (AGM Insured) 5.000%, 6/1/25	1,000	1,125

New Jersey—5.7%
State Economic Development Authority, (AGM Insured) 5.000%, 6/15/22	3,000	3,301
School Facilities Construction, Series NN 5.000%, 3/1/26	3,000	3,295
State Housing & Mortgage Finance Agency, 4.375%, 4/1/28	1,975	2,028
State Transportation Trust Fund Authority, Series A 6.000%, 6/15/35	1,500	1,693
State Turnpike Authority, Series A 5.000%, 1/1/27	3,000	3,254

		13,571

New York—10.8%
City of New York, Series E-1 6.250%, 10/15/28	1,000	1,171
City of New York, Industrial Development Agency, Queens Baseball Stadium Project,
(AMBAC Insured) 5.000%, 1/1/20	900	921
(AGC Insured) 6.125%, 1/1/29	500	549
(AMBAC Insured) 5.000%, 1/1/31	470	430
(AGC Insured) 6.375%, 1/1/39	1,000	1,084
City of New York, Municipal Water Finance Authority, Water & Sewer System, Series A-09,
5.500%, 6/15/21	500	582
5.500%, 6/15/22	1,000	1,160
5.625%, 6/15/24	1,050	1,210
5.750%, 6/15/40	6,590	7,275
City of New York, Transitional Finance Authority, Building Aid, Sub-Series S-1A 5.000%, 7/15/25	1,000	1,122
Metropolitan Transportation Authority, Seres 08-C 6.250%, 11/15/23	3,140	3,705
State Dormitory Authority, School Districts Funding Program, Series F (AGM Insured) 5.000%, 10/1/17	3,000	3,431
State Municipal Bond Bank Agency, 5.000%, 12/1/20	1,995	2,343

3

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)

		PAR VALUE		VALUE

New York—(continued)
Triborough Bridge & Tunnel Authority, Sub-Series A 5.000%, 11/15/23	$	750	$	871
				25,854

North Dakota—0.5%
Barnes County North Public School District Building Authority, 4.250%, 5/1/27		1,330		1,258

Ohio—3.3%
New Albany Community Authority, Series C 5.000%, 10/1/24		1,250		1,384
State Higher Educational Facility Commission, University Hospital Health System, Series A-09 (Pre-refunded 1/15/15 @ $100) 6.750%, 1/15/39		1,000		1,083
State of Ohio
5.000%, 10/1/20		465		543
5.000%, 10/1/21		1,080		1,260
5.000%, 10/1/22		1,135		1,321
Common Schools, Series A 5.000%, 9/15/24		2,000		2,381
				7,972

Oklahoma—0.6%
State Turnpike Authority, Second Sr. Series B, 5.000%, 1/1/29		1,250		1,363

Pennsylvania—3.1%
Chester County Health & Education Facilities Authority, Chester County Hospital, Series A 6.750%, 7/1/31		1,000		1,000
Commonwealth Turnpike Commission Authority,
Sub-Series B 5.250%, 12/1/31		2,000		2,099
Sub-Series B2 0.000%, 12/1/34		1,750		1,644
Sub-Series E 0.000%, 12/1/38		2,000		1,704
Reading Area Water Authority, 5.250%, 12/1/36		1,000		1,027
				7,474

Puerto Rico—1.2%
Commonwealth Sales Tax Finance Corp.,
Sub-Series A (Pre-refunded 2/1/14 @ $100) 6.125%, 8/1/29		85		87
Unrefunded Balance, Sub-Series A 6.125%, 8/1/29		2,915		2,715
				2,802

		PAR VALUE		VALUE

South Carolina—0.9%
City of Charleston, Educational Excellence Finance Corp. 5.000%, 12/1/27	$	1,000	$	1,111
County of Dorchester, Waterworks & Sewer System, 5.000%, 10/1/28		1,020		1,129
				2,240

Texas—11.1%
Carrollton-Farmers Branch Independent School District, (PSF Guaranteed) 5.000%, 2/15/20		2,500		2,954
City of San Antonio, Electric & Gas, (AGM Insured) (Pre-refunded 2/1/15 @ $100) 5.000%, 2/1/23		3,000		3,188
Dallas Independent School District, School Building, (PSF Guaranteed) 5.250%, 2/15/30		1,850		2,020
Forney Independent School District,
School Building, Series A (PSF Guaranteed) 5.750%, 8/15/33		750		841
School Building, Series A (PSF Guaranteed) 6.000%, 8/15/37		2,000		2,257
Harris County Flood Control District, 4.750%, 10/1/29		3,000		3,164
Harris County Health Facilities Development Authority, Memorial Hermann Healthcare System, Series B 7.250%, 12/1/35		2,450		3,154
La Joya Independent School District, (PSF Guaranteed) 5.000%, 2/15/20		1,000		1,178
Southmost Regional Water Authority, Desalination Plant Project, (AGM Insured)
5.000%, 9/1/23		1,085		1,223
5.000%, 9/1/25		1,015		1,113
State Municipal Gas Acquisition & Supply Corp. I, Sr. Lien Series D 6.250%, 12/15/26		1,580		1,834
State Municipal Gas Acquisition & Supply Corp. II, 0.858%, 12/15/13(2)		3,000		2,476
Ysleta Independent School District, Series A(PSF Guaranteed) 4.000%, 8/15/25		1,140		1,205
				26,607

Virginia—0.6%
Commonwealth Housing Development Authority, 3.625%, 3/1/32		1,565		1,338

TOTAL MUNICIPAL BONDS (Identified Cost $224,983)				229,453

4

Virtus Tax-Exempt Bond Fund

SCHEDULE OF INVESTMENTS (Continued)

SEPTEMBER 30, 2013 (Unaudited)

($ reported in thousands)
TOTAL LONG TERM INVESTMENTS—96.0% (Identified cost $224,983)			229,453

	SHARES		VALUE

SHORT-TERM INVESTMENTS—2.9%

Money Market Mutual Funds—2.9%
BlackRock Liquidity Funds MuniCash Portfolio - Insitutional Shares (seven-day effective yield 0.040%)	7,043,951	$	7,044

TOTAL SHORT-TERM INVESTMENTS (Identified Cost $7,044)			7,044

TOTAL INVESTMENTS—98.9% (Identified Cost $232,027)			236,497(1)

Other assets and liabilities, net—1.1%			2,539

NET ASSETS—100.0%		$	239,036

Abbreviations:

AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
FGIC	Financial Guaranty Insurance Company
NATL	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
XLCA	XL Capital Assurance

Footnote Legend:

(1)	Federal Income Tax Information: For tax information at September 30, 2013, see Note 4 Federal Income Tax Information in the Notes to Schedules of Investments.
(2)	Variable or step coupon security; interest rate shown reflects the rate in effect at September 30, 2013.
(3)

At September 30, 2013, 24% of the securities in the portfolio are backed by insurance of financial institutions and financial guaranty assurance agencies. None of the Insurers concentration exceeds 10% of the Funds’ net assets.

5

($ reported in thousands)

The following table provides a summary of inputs used to value the Fund’s investments as of September 30, 2013 (See Security Valuation Note 1A in the Notes to Schedules of Investments):

	Total Value at September 30, 2013	Level 1 Quoted Prices	Level 2 Significant Observable Inputs

Debt Securities:
Municipal Bonds	$229,453	$—	$229,453
Equity Securities:
Short-Term Investments	7,044	7,044	—

Total Investments	$236,497	$7,044	$229,453

There are no level 3 (Significant Unobservable Inputs) priced securities.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

SEPTEMBER 30, 2013 (Unaudited)

NOTE 1—SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Virtus Insight Trust, a trust consisting of six diversified funds (each a “Fund”) in the preparation of the Schedules of Investments. The preparation of the Schedules of Investments in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the Schedules of Investments. Actual results could differ from those estimates and those differences could be significant.

A. SECURITY VALUATION

Security valuation procedures for each Fund, which include, nightly price variance, as well as back-testing such as bi-weekly unchanged price, monthly secondary source and transaction analysis, have been approved by the Board of Trustees (the “Board” or the “Trustees”). All internally fair valued securities are approved by a valuation committee appointed by the Board. The valuation committee is comprised of the treasurer, assistant treasurer, and two other appropriate investment professionals of the Virtus Product Management team who previously have been identified to the Board. All internally fair valued securities, referred to below, are updated daily and reviewed in detail by the valuation committee monthly unless changes occur within the period. The valuation committee reviews the validity of the model inputs and any changes to the model. Fair valuations are ratified by the Board of Directors at least quarterly. The Funds utilize a fair value hierarchy, which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels.

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – prices determined using significant unobservable inputs (including the valuation committee’s own assumptions in determining the fair value of investments)

A description of the valuation techniques applied to the Funds major categories of assets and liabilities measured at fair value on a recurring basis is as follows:

Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded, or if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Restricted Equity Securities and Private Placements that are not widely traded, are illiquid or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Certain securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S markets close (where the security is principally traded) and the time that a Fund calculates its net asset value (“NAV”) (generally, 4:00 p.m. Eastern time the close of the New York Stock Exchange (“NYSE”)) that may impact the value of securities traded in these non-U.S markets. In such cases the Funds fair value non – U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non – U.S. security to the intraday trading in the U.S. markets for investments such as ADRs, financial futures, exchange traded funds, and certain indexes as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S common stocks may occur on a frequent basis.

Other information regarding each Fund is available in the Trust’s most recent Report to Shareholders

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (Unaudited) (Continued)

Debt securities, including restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing which considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt securities that are not widely traded, are illiquid, or are internally fair valued by the valuation committee are generally categorized as Level 3 in the hierarchy.

Listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds are valued at their closing NAV determined as of the close of regular trading on the NYSE each business day and are categorized as Level 1 in the hierarchy.

Short-term Notes having a remaining maturity of 60 days or less are valued at amortized cost, which approximates market, and are generally categorized as Level 2 in the hierarchy.

A summary of the inputs used to value the Funds’ net assets by each major security type is disclosed at the end of the Schedule of Investments for each Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities may be valued using amortized cost, in accordance with the 1940 Act. Generally, amortized cost reflects the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities valuations are reflected as Level 2.

The significant unobservable inputs used in the fair value measurement of these corporate bonds are based on comparable liquid assets adjusted for accretion rate, current yield, current swap rates, and discount rates related to differences in capital structure and liquidity. Significant increases (decreases) in any of these inputs in isolation would result in a significantly lower (higher) fair value measurement. Generally, a change in the observable market assumptions would have direct impacts to the discount rates used related to capital structure and/or liquidity discounts.

NOTE 2—ILLIQUID AND RESTRICTED SECURITIES

Investments are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at the approximate amount at which such securities have been valued by the Fund. Additionally, the following information is also considered in determining liquidity: the frequency of trades and quotes for the investment, whether the investment is listed for trading on a recognized domestic exchange and/or whether two or more brokers are willing to purchase or sell the security at a comparable price, the extent of market making activity in the investment and the nature of the market for investment. Illiquid securities are noted as such at the end of each Fund’s Schedule of Investments where applicable.

Restricted securities are not registered under the Securities Act of 1933, as amended. Generally, 144A securities are excluded from this category, except where defined as illiquid.

At September 30, 2013, the Funds held no illiquid and restricted securities.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

VIRTUS INSIGHT TRUST

NOTES TO SCHEDULES OF INVESTMENTS

September 30, 2013 (Unaudited) (Continued)

NOTE 3—INDEMNIFICATIONS

Under the Trust’s organizational documents and related agreements, its trustees and officers are indemnified against certain liabilities arising out of the performance of their duties to the Funds. Each Trustee has entered into an indemnification agreement with the Trust. In addition, in the normal course of business the Funds enter into contracts that contain a variety of indemnifications. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds and that have not occurred. However, the Funds have not had prior claims or losses pursuant to these arrangements and expect the risk loss to be remote.

NOTE 4—FEDERAL INCOME TAX INFORMATION

($ reported in thousands)

At September 30, 2013, federal tax cost and aggregate gross unrealized appreciation (depreciation) of securities held by each Fund were as follows:

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

Emerging Markets Opportunities Fund	$8,142,526	$578,328	$(456,795)	$121,533
Low Duration Income Fund	118,550	973	(1,128)	(155)
Tax-Exempt Bond Fund	232,027	9,629	(5,159)	4,470

NOTE 5—SUBSEQUENT EVENT EVALUATIONS

Management has evaluated the impact of all subsequent events on the series through the date these schedules of investments were available for issuance, and has determined that there are no subsequent events requiring recognition or disclosure in the Notes to Schedules of Investments.

Other information regarding the Funds are available in the Trust’s most recent Report to shareholders.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Virtus Insight Trust

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ George R. Aylward
George R. Aylward, President
(principal executive officer)

Date	11/27/2013

By (Signature and Title)*	/s/ W. Patrick Bradley
W. Patrick Bradley, Senior Vice President, Chief Financial Officer and Treasurer
(principal financial officer)

Date	11/27/2013

* Print the name and title of each signing officer under his or her signature.